Financial result (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Schedule of Financial Result

	Year ended December 31,
(CHF in millions)	2025	2024	2023

Interest income	30.9	23.5	11.5
Financial income	30.9	23.5	11.5
Bank charges	(7.6)	(7.3)	(4.3)
Interest expenses: leases	(21.4)	(15.3)	(6.5)
Interest expenses: employee benefits	(0.5)	(0.5)	(0.5)
Financial expenses	(29.6)	(23.1)	(11.3)
Foreign exchange gain / (loss)	(173.2)	67.7	(111.4)
Foreign exchange gain / (loss)	(173.2)	67.7	(111.4)
Financial result	(171.8)	68.1	(111.1)